UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-3595

Name of Fund:  Merrill Lynch Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 4/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


Merrill Lynch Healthcare Fund, Inc.

Schedule of Investments as of July 31, 2005                                                                     (in U.S. dollars)

                                                    Shares
                    Industry*                         Held   Common Stocks                                              Value
MIDDLE EAST

Israel - 0.7%       Pharmaceutical -               120,000   Teva Pharmaceutical Industries Ltd. (a)                $   3,768,000
                    Specialty - 0.7%

                                                             Total Common Stocks in the
                                                             Middle East - 0.7%                                         3,768,000


NORTH AMERICA


Canada - 0.3%       Pharmaceutical -               200,000   Cardiome Pharma Corp. (c)                                  1,410,000
                    Prescription - 0.3%

                                                             Total Common Stocks in Canada                              1,410,000


United              Biotechnology Discovery        100,000   Charles River Laboratories International, Inc. (c)         4,870,000
States - 76.0%      Tools & Platform               220,000   Covance, Inc. (c)                                         10,901,000
                    Technologies - 3.6%            200,000   Exelixis, Inc. (c)                                         1,772,000
                                                   180,000   Lexicon Genetics, Inc. (c)                                 1,006,200
                                                    60,000   Medarex, Inc. (c)                                            585,000
                                                                                                                    -------------
                                                                                                                       19,134,200

                    Biotechnology                  355,873   Amgen, Inc. (c)                                           28,380,872
                    Products - 12.4%               120,000   Atherogenics Inc. (c)                                      1,998,000
                                                    60,000   Cell Genesys, Inc. (c)                                       360,600
                                                   120,000   Cypress Bioscience, Inc. (c)                               1,644,000
                                                   100,000   Genentech, Inc. (c)(e)                                     8,933,000
                                                   205,000   Genzyme Corp. (c)                                         15,254,050
                                                    40,000   Keryx Biopharmaceuticals, Inc. (c)                           670,800
                                                   200,000   Millennium Pharmaceuticals, Inc. (c)                       2,066,000
                                                   124,500   Progenics Pharmaceuticals, Inc. (c)(e)                     2,920,770
                                                    39,600   VaxGen, Inc. (c)                                             469,260
                                                   200,000   Viropharma, Inc. (c)                                       2,318,000
                                                                                                                    -------------
                                                                                                                       65,015,352

                    Health Care Information        471,362   Cerner Corp. (c)(e)                                       35,550,122
                    & Technology - 8.1%            180,000   Emageon, Inc. (c)                                          2,502,000
                                                   400,000   WebMD Corp. (c)                                            4,244,000
                                                                                                                    -------------
                                                                                                                       42,296,122

                    Managed Health Care -           80,000   AMERIGROUP Corp. (c)                                       2,772,000
                    Medicare/Medicaid - 5.5%        80,000   Centene Corp. (c)                                          2,344,000
                                                   420,000   Health Net, Inc. (c)                                      16,296,000
                                                   200,000   WellCare Health Plans, Inc. (c)(e)                         7,664,000
                                                                                                                    -------------
                                                                                                                       29,076,000

                    Managed Health Care -          200,000   Aetna, Inc. New Shares                                    15,480,000
                    Multiline - 13.6%              530,000   UnitedHealth Group, Inc.                                  27,719,000
                                                   400,000   WellPoint, Inc. (c)                                       28,296,000
                                                                                                                    -------------
                                                                                                                       71,495,000

                    Managed Health Care -          160,000   Humana, Inc. (c)                                           6,376,000
                    Regional - 1.8%                 50,000   WellChoice, Inc. (c)                                       3,300,000
                                                                                                                    -------------
                                                                                                                        9,676,000

                    Medical Devices - 9.3%         154,200   DexCom, Inc. (c)                                           1,699,284
                                                    40,000   Diagnostic Products Corp.                                  2,258,400
                                                   200,000   HemoSense, Inc. (c)                                        1,564,000
                                                   150,000   Intuitive Surgical, Inc. (c)                              10,410,000
                                                   120,000   Medtronic, Inc.                                            6,472,800
                                                   500,000   SonoSite, Inc. (c)(e)                                     16,750,000
                                                   200,000   St. Jude Medical, Inc. (c)                                 9,482,000
                                                                                                                    -------------
                                                                                                                       48,636,484

                    Pharmaceutical -               350,000   Abbott Laboratories                                       16,320,500
                    Diversified - 3.1%

                    Pharmaceutical -               100,000   First Horizon Pharmaceutical Corp. (c)(e)                  2,128,000
                    Prescription - 1.4%            200,000   Pharmion Corp. (c)                                         4,928,000
                                                                                                                    -------------
                                                                                                                        7,056,000

                    Pharmaceutical -                80,000   Amylin Pharmaceuticals, Inc. (c)(e)                        1,492,800
                    Specialty - 10.4%              200,000   Celgene Corp. (c)                                          9,570,000
                                                    70,000   CV Therapeutics, Inc. (c)(e)                               1,971,900
                                                    80,000   Dov Pharmaceutical, Inc. (c)                               1,692,000
                                                   100,000   Idenix Pharmaceuticals Inc. (c)(e)                         2,546,000
                                                   252,400   MGI Pharma, Inc. (c)                                       6,890,520
                                                   300,000   Nabi Biopharmaceuticals (c)(e)                             4,497,000
                                                   200,000   OSI Pharmaceuticals, Inc. (c)(e)                           8,260,000
                                                    60,000   Onyx Pharmaceuticals, Inc. (c)                             1,407,000
                                                   213,580   Renovis, Inc. (c)(e)                                       3,263,502
                                                   164,100   Sepracor, Inc. (c)(e)                                      8,590,635
                                                   200,000   Theravance, Inc. (c)                                       4,200,000
                                                                                                                    -------------
                                                                                                                       54,381,357

                    Pharmacy Benefit               750,000   Caremark Rx, Inc. (c)                                     33,435,000
                    Managers - 6.8%                 50,000   Medco Health Solutions, Inc. (c)                           2,422,000
                                                                                                                    -------------
                                                                                                                       35,857,000

                                                             Total Common Stocks in the United States                 398,944,015

                                                             Total Common Stocks in
                                                             North America - 76.3%                                    400,354,015


PACIFIC BASIN/ASIA


India - 2.0%        Pharmaceutical -               220,000   Cadila Healthcare Ltd.                                     2,642,100
                    Generic - 2.0%                 100,000   Lupin Ltd.                                                 1,591,160
                                                   400,000   Sun Pharmaceuticals Industries Ltd.                        5,660,681
                                                    66,381   Wockhardt Ltd.                                               672,673

                                                             Total Common Stocks in India                              10,566,614


Japan - 2.0%        Pharmaceutical -               200,000   Takeda Pharmaceutical Co., Ltd.                           10,246,881
                    Prescription - 2.0%

                                                             Total Common Stocks in Japan                              10,246,881

                                                             Total Common Stocks in the
                                                             Pacific Basin/Asia - 4.0%                                 20,813,495


WESTERN EUROPE

Denmark - 0.4%      Biotechnology                  120,000   Genmab A/S (c)                                             2,057,117
                    Products - 0.4%

                                                             Total Common Stocks in Denmark                             2,057,117


France - 3.3%       Pharmaceutical -               200,000   Sanofi-Aventis                                            17,295,639
                    Prescription - 3.3%

                                                             Total Common Stocks in France                             17,295,639


Hungary - 0.3%      Pharmaceutical -                10,000   Gedeon Richter Rt                                          1,583,523
                    Generic - 0.3%
                                                             Total Common Stocks in Hungary                             1,583,523


Netherlands - 0.8%  Medical Devices - 0.8%          94,679   Orthofix International NV (c)                              4,284,225

                                                             Total Common Stocks in the Netherlands                     4,284,225


Switzerland - 7.4%  Pharmaceutical -               100,000   Novartis AG                                                4,876,499
                    Prescription - 7.4%            250,000   Roche Holding AG                                          33,991,387

                                                             Total Common Stocks in Switzerland                        38,867,886


United              Pharmaceutical -             1,700,000   Ark Therapeutics Group Plc (c)                             2,858,325
Kingdom - 1.3%      Specialty - 1.3%               100,000   Shire Pharmaceuticals Plc (a)                              3,500,000
                                                   350,000   Skyepharma Plc (c)                                           366,396

                                                             Total Common Stocks in the
                                                             United Kingdom                                             6,724,721

                                                             Total Common Stocks in
                                                             Western Europe - 13.5%                                    70,813,111

                                                             Total Common Stocks
                                                             (Cost - $355,870,239) - 94.5%                            495,748,621


                                                             Rights
PACIFIC BASIN/ASIA

India - 0.0%        Pharmaceutical -                18,702   Nicholas Piramal India Ltd. (f)                               33,129
                    Generic - 0.0%
                                                             Total Rights (Cost - $0) - 0.0%                               33,129


                                                Beneficial
                                                  Interest   Short-Term Securities
                                             $  23,270,200   Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (b)                                   23,270,200
                                                78,824,650   Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (b)(d)                                78,824,650

                                                             Total Short-Term Securities
                                                             (Cost - $102,094,850) - 19.5%                            102,094,850

                    Total Investments (Cost - $457,965,089**) - 114.0%                                                597,876,600
                    Liabilities in Excess of Other Assets - (14.0%)                                                  (73,274,096)
                                                                                                                    -------------
                    Net Assets - 100.0%                                                                             $ 524,602,504
                                                                                                                    =============


  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                          $   459,731,261
                                                            ===============
    Gross unrealized appreciation                           $   145,180,247
    Gross unrealized depreciation                               (7,034,908)
                                                            ---------------
    Net unrealized appreciation                             $   138,145,339
                                                            ===============

(a) Depositary Receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                         Net       Interest
    Affiliate                                       Activity         Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $  11,244,807      $  97,893
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $ (5,932,700)      $  28,766


(c) Non-income producing security.

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) The rights may be exercised until August 30, 2005.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Healthcare Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch Healthcare Fund, Inc.


Date: September 23, 2005